Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	June 30, 2022	December 31, 2021
Cash on hand	27	25
Cash at banks	43,611	45,188
Total	43,638	45,213